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        UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:	12/31/00

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):  /  / is a restatement
                            	  /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

RONN C. LOEWENTHAL d/b/a
LOEWENTHAL CAPITAL MANAGEMENT
235 Montgomery Street, Suite 920
San Francisco, CA  94104

Form 13F File Number:  28-05315

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RONN C. LOEWENTHAL
415-788-4823

Signature, Place and Date of Signing:

/s/ Ronn C. Loewenthal
_____________________________
Ronn C. Loewenthal,
d/b/a Loewenthal Capital Management
San Francisco, CA
02/08/01

Report Type (Check only one):
/ x / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/   /  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/   /  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

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                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total (x$1000):    38,412

List of Other Included Managers:    None

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
FORM 13F INFORMATION TABLE
LOEWENTHAL CAPITAL MANAGEMENT

Name of Issuer             Title of    CUSIP      Value    Shrs or    SH/  Put/  Investment   Other       Voting Authority
                             Class              (x$1000)   Prn Amt    PRN  Call  Discretion  Managers   Sole   Shared   None

ADAPTEC INC COM             Common    00651F108    307      30000     SH           Sole            	30000
ADELPHIA COMMUNICATIONS     Common    006848105    381      15000     SH           Sole            	15000
ADVANCED FIBRE COMMNCT COM  Common    00754A105    361      20000     SH           Sole            	20000
AMDOCS LTD ORD              Common    G02602103    795      12000     SH           Sole            	12000
AMERICA ONLINE INC DEL COM  Common    02364J104    696      20000     SH           Sole            	20000
AMERICAN INTL GROUP COM     Common    026874107    986      10000     SH           Sole            	10000
APPLIED MICROSYSTEMS COM    Common    037935103    444     100000     SH           Sole                100000
ARIBA INC COM               Common    04033V104    536      10000     SH           Sole            	10000
ATMEL CORP COM              Common    049513104    349      30000     SH           Sole            	30000
AVANEX CORP COM             Common    05348W109    596      10000     SH           Sole            	10000
ABBOTT LABORATORIES         Common    002824100   1356      28000     SH           Sole            	28000
CHIPPAC INC CL A            Common    169657103    148      50000     SH           Sole            	50000
CITIGROUP INC COM           Common    172967101   1191      23333     SH           Sole            	23333
COMMERCE ONE INC DEL COM    Common    200693109    633      25000     SH           Sole            	25000
COMPUTER SCIENCES CORP COM  Common    205363104    902      15000     SH           Sole            	15000
CORVIS CORP COM             Common    221009103    238      10000     SH           Sole            	10000
COSINE COMMUNICATIONS COM   Common    221222102    139      10000     SH           Sole            	10000
CREDENCE SYS CORP COM       Common    225302108    460      20000     SH           Sole            	20000
CROWN CASTLE INTL CORP COM  Common    228227104    839      31000     SH           Sole            	31000
CISCO SYSTEMS               Common    17275R102   1147      30000     SH           Sole            	30000
DELANO TECHNOLOGY CORP COM  Common    245701107    547     100000     SH           Sole                100000
DELL COMPUTER CORP COM      Common    247025109    628      36000     SH           Sole            	36000
EXTREME NETWORKS            Common    30226D106    391      10000     SH           Sole            	10000
ENRON                       Common    293561106   2494      30000     SH           Sole            	30000
FIRST DATA CORP COM         Common    319963104   1054      20000     SH           Sole            	20000
GILLETTE                    Common    375766102    975      27000     SH           Sole            	27000
HALLIBURTON CO COM          Common    406216101   1269      35000     SH           Sole            	35000
I2 TECHNOLOGIES INC COM     Common    465754109    544      10000     SH           Sole            	10000
INTEL                       Common    458140100    601      20000     SH           Sole            	20000
INTERNATIONAL BUSINESS      Common    459200101   1190      14000     SH           Sole            	14000
  MACHINE
MBNA CORP COM               Common    55262L100    923      25000     SH           Sole            	25000
MERCK & CO INC COM          Common    589331107   1404      15000     SH           Sole            	15000
MICROSOFT                   Common    594918104    651      15000     SH           Sole            	15000
ON SEMICONDUCTOR CORP COM   Common    682189105    184      35000     SH           Sole            	35000
ONI SYSTEMS CORP COM        Common    68273F103    791      20000     SH           Sole            	20000
OPLINK COMMUNICATIONS COM   Common    68375Q106    361      20000     SH           Sole            	20000
PARADYNE NETWORKS INC COM   Common    69911G107     50      27500     SH           Sole            	27500
PATIENT INFOSYSTEMS COM     Common    702915109      2      10000     SH           Sole            	10000
PEPSICO INC COM             Common    713448108   1388      28000     SH           Sole            	28000
PROVIDAN FINANCIAL GRP      Common    74406A102   1725      30000     SH           Sole            	30000
REDBACK NETWORKS INC COM    Common    757209101    410      10000     SH           Sole            	10000
SCHWAB CHARLES CP NEW COM   Common    808513105   1050      37000     SH           Sole            	37000
SILVERSTREAM SOFTWARE COM   Common    827907106    516      25000     SH           Sole            	25000
SOFTWARE TECHNOLOGIES COM   Common    834040107   1025     100000     SH           Sole                100000

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SYCAMORE NETWORKS INC COM   Common    871206108    372      10000     SH           Sole            	10000
SAFEWAY                     Common    786514208   1437      23000     SH           Sole            	23000
TTM TECHNOLOGIES INC COM    Common    87305R109    355      25000     SH           Sole            	25000
VARIAN SEMICONDUCTOR COM    Common    922207105    475      20000     SH           Sole            	20000
VERSATA INC COM             Common    925298101     90      10045     SH           Sole            	10045
VIACOM B                    Common    786632109   1352      24955     SH           Sole            	24955
VIGNETTE CORP COM           Common    926734104   1422      79000     SH           Sole            	79000
VITRIA TECHNOLOGY COM       Common    92849Q104    232      30000     SH           Sole            	30000